Putnam Investments
One Post Office Square
Boston, MA 02109
September 2, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. 333-515) (811-07513) (the “Trust”), on behalf of Putnam Capital Spectrum
Fund, Putnam Equity Spectrum Fund, Putnam Multi-Cap Core Fund and Putnam Asia Pacific Equity Fund
series, (the “Funds”) Post-Effective Amendment No.128, to the Trust’s Registration Statement on Form N-
1A (the “Amendment”).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.128 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 26, 2011.

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

Very truly yours,

Putnam Capital Spectrum Fund
Putnam Equity Spectrum Fund
Putnam Multi-Cap Core Fund
Putnam Asia Pacific Equity Fund

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

cc:	James Thomas, Esq.